Share Capital - Disclosure of warrants outstanding and exercisable (Details) - Warrants [Member]	Apr. 30, 2024 Shares $ / shares	Apr. 30, 2023 Shares $ / shares	Apr. 30, 2022 Shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.89	$ 1.91	$ 2.68
Number of warrants outstanding	15,437,163	14,771,833	32,424,902
Number of warrants exercisable	15,437,163
Expiry date of 15-Nov-24 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2
Number of warrants outstanding	11,705,850
Number of warrants exercisable	11,705,850
Expiry date of 15-Nov-24 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.45
Number of warrants outstanding	714,150
Number of warrants exercisable	714,150
Expiry date of 09-Feb-25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.65
Number of warrants outstanding	1,637,163
Number of warrants exercisable	1,637,163
Expiry date of 28-Feb-26 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.5
Number of warrants outstanding	1,380,000
Number of warrants exercisable	1,380,000